Borrowings and derivative financial instrument - Burnstone Debt (Details) R in Millions, $ in Millions		12 Months Ended
	Jul. 01, 2017 USD ($)	Dec. 31, 2025 ZAR (R) R / kg R / $	Dec. 31, 2024 ZAR (R) R / kg R / $	Dec. 31, 2023 ZAR (R) R / $ R / kg	Jul. 01, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		R 43,257	R 41,687	R 36,618
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		41,687	36,618	22,728
Unwinding of amortised cost		640	688	359
Loss/(gain) on revised estimated cash flows		1,805	(1,053)	(32)
(Gain)/loss on foreign exchange differences		(155)	215	(1,973)
Balance at end of the year		43,257	41,687	36,618
Current portion of balance		(11,402)	(552)	(11,672)
Non-current portion of balance		31,855	41,135	24,946
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Borrowings		4,005	2,260	2,991	$ 178.0
Bank Lenders participation in Burnstone free cash flow after Burnstone Debt repaid in full	10.00%
Maximum participation in Burnstone free cash flow after Burnstone Debt repaid in full | $	$ 63.0
Net assets		2,000
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		2,260	2,991	2,540
Unwinding of amortised cost		221	284	252
Loss/(gain) on revised estimated cash flows		1,805	(1,053)	(32)
(Gain)/loss on foreign exchange differences		(281)	38	231
Balance at end of the year		4,005	2,260	2,991
Current portion of balance		0	0	0
Non-current portion of balance		R 4,005	R 2,260	R 2,991
Revised gold prices (ZAR/kg) | R / kg		1,670,512	1,189,493	1,012,625
Exchange rates (in ZAR per USD) | R / $		17.25	18.00	18.50
Life-of-mine		23 years
A1
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					0.2
A2
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					7.8
Free cash flow used to repay Wits Gold Loan (as a percent)	50.00%
Free cash flow used to repay Burnstone Debt (as a percent)	50.00%
Reconciliation Of Changes In Borrowings [Abstract]
Nominal discount rate		5.90%
A3 and A4
Disclosure of detailed information about borrowings [line items]
Interest rate margin	4.00%
Free cash flow used to repay Wits Gold Loan (as a percent)	90.00%
Free cash flow used to repay Burnstone Debt (as a percent)	10.00%
Free cash flow used to repay Burnstone Debt after settlement of Wits Gold Loan (as a percent)	30.00%
Reconciliation Of Changes In Borrowings [Abstract]
Nominal discount rate		9.50%
A3
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					51.0
A4
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $					$ 119.1